CONVERTIBLE NOTES - 2025 Convertible Notes (Details) $ in Thousands						6 Months Ended
	Aug. 19, 2025	Jul. 28, 2025	Jun. 20, 2025 USD ($) D	Feb. 28, 2025 USD ($)	Feb. 18, 2025 D	Jun. 30, 2025	Jun. 30, 2022	Apr. 28, 2025
CONVERTIBLE NOTES
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember				us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
2025 Convertible Notes
CONVERTIBLE NOTES
Variable interest rate			3.35%		3.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember
Consecutive trading days | D			10		10
2025 Convertible Notes | Ningbo Robotics | Asset Pledged as Collateral
CONVERTIBLE NOTES
Equity interest rate								50.00%
2025 Convertible Notes | Geely HK
CONVERTIBLE NOTES
Original principal amount | $			$ 119,263	$ 70,000